Income Taxes (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of expected income tax expense
	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Net loss before taxes	(9,372,772)	(11,992,508)	(36,350,790)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(2,530,648)	(3,237,977)	(9,814,710)
Foreign tax rate differences	5,261	(139,857)	219,740
Permanent differences and other	300,720	340,070	115,020
Write-off and impairments	–	302,806	3,017,450
Abandoned assets	–	–	52,490
Change in deferred tax assets not recognized	2,224,667	2,901,624	6,410,010

Income tax expense	–	166,666	–

Schedule of Income tax expenses allocation
	2023 $	2022 $	2021 $

Current tax expense	–	166,666	-
Deferred tax expense	–	–	-

	–	166,666	-

Schedule of deferred income tax assets and liabilities
	2023 $	2022 $

Tax loss carryforwards – Canada	58,788,940	50,216,400
Tax loss carryforwards - USA	685,220	474,030
Tax loss carryforwards – Australia	19,250	12,080
Tax loss carryforwards – Hong Kong	79,370	73,160
Intangible assets	14,599,580	15,339,660
Property and equipment	33,570	8,120
Contingent liability	1,856,930	–
Financing costs	3,078,420	5,138,660
Capital loss	11,766,200	5,184,180

Total unrecognized deductible temporary differences	90,907,480	76,446,290

Schedule of non-capital income tax losses expire
Expiry Date	Non-Capital Loss $

2031	118,713
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,051,002
2041	9,067,088
2042	13,177,463
2043	10,386,848

58,788,940